Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000002785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000002785 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002785 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002785 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002785 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002785 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002785 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002785 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002785 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002785 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002785 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002785 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002785 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000002785 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002785 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002785 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000002785 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002785 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002785 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000002785 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002785 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002785 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002785 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000002785 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002785 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002785 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002785 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002785 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000002785 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000002785 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093221 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000093221 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093221 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093221 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093221 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093221 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093221 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093221 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093221 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000093221 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000093221 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093221 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093221 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000093221 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000093221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000093221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000093221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000093221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000093221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000093221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000093221 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000093221 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000093221 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000093221 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093221 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000093221 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000093221 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000093224 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000093224 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000093224 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000093224 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093224 [Member] | CMOC Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093224 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093224 [Member] | China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093224 [Member] | JD com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093224 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093224 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000093224 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000093224 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000093224 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000093224 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000093224 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000093224 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093224 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000093224 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000093224 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093224 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093224 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000093224 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000093224 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000093224 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000002790 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002790 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002790 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002790 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002790 [Member] | CMOC Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002790 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002790 [Member] | China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002790 [Member] | JD com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002790 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002790 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002790 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000002790 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002790 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000002790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000002790 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000002790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002790 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002790 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000002791 [Member] | Sumitomo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002791 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002791 [Member] | Marubeni Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002791 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002791 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002791 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002791 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002791 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002791 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002791 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002791 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000002791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000002791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000002791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000002791 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000002791 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000093225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000093225 [Member] | Sumitomo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093225 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093225 [Member] | Marubeni Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093225 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093225 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093225 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093225 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093225 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000093225 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093225 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000093225 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000093225 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093225 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000093225 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000093225 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093225 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000093225 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093225 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000093225 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093225 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000093225 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000093225 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000093226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000093226 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093226 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093226 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093226 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000093226 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000093226 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000093226 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093226 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093226 [Member] | NAURA Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093226 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093226 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000093226 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093226 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000093226 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000093226 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000093226 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000093226 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093226 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093226 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093226 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000093226 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093226 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000093226 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000093226 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093226 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000002792 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002792 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002792 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002792 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002792 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002792 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002792 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002792 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002792 [Member] | NAURA Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002792 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002792 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000002792 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000002792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000002792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000002792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002792 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000002792 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002792 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000002792 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000002792 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002792 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000002793 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002793 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002793 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002793 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002793 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002793 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002793 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002793 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002793 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002793 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002793 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002793 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002793 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000002793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000002793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000002793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000002793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000002793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002793 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000002793 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002793 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000002793 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002793 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000002793 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002793 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002793 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002793 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000093227 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093227 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093227 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000093227 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000093227 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000093227 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093227 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093227 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093227 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093227 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093227 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000093227 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093227 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000093227 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000093227 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000093227 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000093227 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000093227 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093227 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000093227 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093227 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000093227 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093227 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000093227 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000093227 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000093227 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093227 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093227 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000093227 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000093228 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000093228 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000093228 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000093228 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093228 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000093228 [Member] | Swiggy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093228 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000093228 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093228 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093228 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093228 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093228 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000093228 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093228 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000093228 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000093228 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093228 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000093228 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000093228 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093228 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000093228 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	104.70%
C000093228 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000002794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000002794 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002794 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002794 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002794 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002794 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002794 [Member] | Swiggy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002794 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002794 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002794 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002794 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002794 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002794 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000002794 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002794 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002794 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000002794 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002794 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000002794 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000002794 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002794 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000002794 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	104.70%
C000002794 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000038018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000038018 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038018 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000038018 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038018 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000038018 [Member] | Marubeni Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038018 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038018 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038018 [Member] | Yuexiu Transport Infrastructure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038018 [Member] | Industrial And Commercial Bank of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038018 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038018 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000038018 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038018 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038018 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000038018 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000038018 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038018 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000038018 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000038018 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038018 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000038018 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038018 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038018 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038018 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000038018 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038018 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000038018 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000038018 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000038018 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000038018 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000038018 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000093229 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093229 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093229 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000093229 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000093229 [Member] | Marubeni Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093229 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093229 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093229 [Member] | Yuexiu Transport Infrastructure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093229 [Member] | Industrial And Commercial Bank of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000093229 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093229 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000093229 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093229 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000093229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000093229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000093229 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000093229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000093229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000093229 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000093229 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000093229 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000093229 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000093229 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000093229 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000093229 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000093229 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093229 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000093229 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000093230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000093230 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093230 [Member] | Cartrade Tech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093230 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093230 [Member] | Gold Circuit Electronics Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093230 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093230 [Member] | Radico Khaitan Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093230 [Member] | InPost SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093230 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000093230 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093230 [Member] | HD Hyundai Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093230 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000093230 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000093230 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000093230 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000093230 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000093230 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000093230 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093230 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093230 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000093230 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000093230 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093230 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000093230 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000093230 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000093230 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000093230 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093230 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093230 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000093230 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000093230 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093230 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093230 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000093230 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000068052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000068052 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000068052 [Member] | Cartrade Tech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000068052 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000068052 [Member] | Gold Circuit Electronics Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000068052 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000068052 [Member] | Radico Khaitan Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000068052 [Member] | InPost SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000068052 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000068052 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000068052 [Member] | HD Hyundai Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000068052 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000068052 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000068052 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000068052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000068052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000068052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000068052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000068052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000068052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000068052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000068052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000068052 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000068052 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000068052 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000068052 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000068052 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000068052 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000068052 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000068052 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000068052 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000068052 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000068052 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000068052 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000101279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000101279 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000101279 [Member] | Sunresin New Materials Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000101279 [Member] | NetEase Cloud Music Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000101279 [Member] | Minth Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000101279 [Member] | Wasion Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000101279 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000101279 [Member] | Zhejiang Shuanghuan Driveline Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000101279 [Member] | Atour Lifestyle Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000101279 [Member] | ACM Research Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101279 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101279 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000101279 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101279 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101279 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000101279 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000101279 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101279 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000101279 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101279 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101279 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101279 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000101279 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101279 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000101279 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000101279 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101279 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000195803 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000195803 [Member] | Sunresin New Materials Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195803 [Member] | NetEase Cloud Music Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195803 [Member] | Minth Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000195803 [Member] | Wasion Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195803 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195803 [Member] | Zhejiang Shuanghuan Driveline Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195803 [Member] | Atour Lifestyle Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195803 [Member] | ACM Research Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195803 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195803 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C000195803 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195803 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195803 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000195803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000195803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000195803 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195803 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195803 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000195803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000195803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195803 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000195803 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195803 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000154926 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154926 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000154926 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000154926 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154926 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000154926 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154926 [Member] | InPost SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154926 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000154926 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154926 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154926 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000154926 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154926 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000154926 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000154926 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000154926 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000154926 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000154926 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154926 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000154926 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000154926 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154926 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000154926 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000154926 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000154926 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154926 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000154926 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154926 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154926 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154926 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154926 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000154926 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000154925 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154925 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000154925 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000154925 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000154925 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000154925 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000154925 [Member] | InPost SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154925 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000154925 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154925 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154925 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000154925 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154925 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000154925 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000154925 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000154925 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000154925 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000154925 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154925 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000154925 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000154925 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000154925 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000154925 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000154925 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000154925 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000154925 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000154925 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000154925 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000154925 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000154925 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000154925 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000154925 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000219129 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219129 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219129 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219129 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219129 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219129 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219129 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219129 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219129 [Member] | Antofagasta PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219129 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219129 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219129 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219129 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219129 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000219129 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219129 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219129 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000219129 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219129 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219129 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219129 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000219129 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219129 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000219129 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000219129 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000219129 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219129 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000219129 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219129 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219129 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219129 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219129 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219129 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000219130 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219130 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219130 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219130 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219130 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219130 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219130 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219130 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219130 [Member] | Antofagasta PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219130 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219130 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219130 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219130 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219130 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000219130 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219130 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219130 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000219130 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219130 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219130 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219130 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000219130 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219130 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000219130 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000219130 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000219130 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219130 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000219130 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219130 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219130 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219130 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219130 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219130 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000236790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%	[1]
C000236790 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000236790 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000236790 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000236790 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000236790 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000236790 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[1]
C000236790 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000236790 [Member] | Antofagasta PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000236790 [Member] | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000236790 [Member] | Korea Investment Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000236790 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236790 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236790 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000236790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000236790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236790 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000236790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236790 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000236790 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000236790 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000236790 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000236790 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000236790 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236790 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236790 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236790 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236790 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236790 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.60%	[2]
C000236791 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000236791 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000236791 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000236791 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[2]
C000236791 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[2]
C000236791 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[2]
C000236791 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000236791 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000236791 [Member] | NAURA Technology Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000236791 [Member] | Sea Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000236791 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000236791 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000236791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000236791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000236791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000236791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236791 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000236791 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236791 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000236791 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000236791 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236791 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%	[3]
C000236792 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[3]
C000236792 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[3]
C000236792 [Member] | China Merchants Bank Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000236792 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000236792 [Member] | CMOC Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000236792 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000236792 [Member] | China Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000236792 [Member] | JD com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000236792 [Member] | PDD Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000236792 [Member] | Contemporary Amperex Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000236792 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000236792 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000236792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000236792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000236792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000236792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000236792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000236792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000236792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000236792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236792 [Member] | MACAO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236792 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%	[4]
C000240350 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000240350 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000240350 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[4]
C000240350 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[4]
C000240350 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000240350 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000240350 [Member] | Asia Commercial Bank JSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000240350 [Member] | Cia de Minas Buenaventura SAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000240350 [Member] | NU Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[4]
C000240350 [Member] | Grab Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[4]
C000240350 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000240350 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240350 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240350 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000240350 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000240350 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240350 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240350 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240350 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240350 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000240350 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000240350 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000240350 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240350 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240350 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000240350 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240350 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000240350 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000240350 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240350 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240350 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000240350 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240350 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240350 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%	[5]
C000241856 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[5]
C000241856 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[5]
C000241856 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000241856 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000241856 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000241856 [Member] | Samsung Electronics Co Ltd Pfd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[5]
C000241856 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000241856 [Member] | Samsung Biologics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000241856 [Member] | Samsung C And T Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000241856 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000241856 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241856 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000241856 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000241856 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241856 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000241856 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241856 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000241856 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000241856 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241856 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241856 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000241856 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[6]
C000245019 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[6]
C000245019 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[6]
C000245019 [Member] | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[6]
C000245019 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000245019 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[6]
C000245019 [Member] | InPost SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000245019 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000245019 [Member] | HD Hyundai Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[6]
C000245019 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[6]
C000245019 [Member] | Indus Towers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[6]
C000245019 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245019 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000245019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000245019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000245019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000245019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000245019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000245019 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000245019 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000245019 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000245019 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245019 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000245019 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245019 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245019 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000245019 [Member] | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245019 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245019 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%	[7]
C000245020 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000245020 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000245020 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000245020 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000245020 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000245020 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000245020 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[7]
C000245020 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[7]
C000245020 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[7]
C000245020 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[7]
C000245020 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245020 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000245020 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000245020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000245020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000245020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000245020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000245020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000245020 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245020 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000245020 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245020 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245020 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000245020 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000245020 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245020 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%	[8]
C000245021 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[8]
C000245021 [Member] | Eternal Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[8]
C000245021 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[8]
C000245021 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[8]
C000245021 [Member] | Bajaj Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[8]
C000245021 [Member] | Swiggy Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[8]
C000245021 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000245021 [Member] | Bharti Airtel Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000245021 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[8]
C000245021 [Member] | Thanga Mayil Jewellery Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[8]
C000245021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000245021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000245021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000245021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000245021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000245021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245021 [Member] | Liabilities in Excess of Cash and Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000245021 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000245021 [Member] | Liabilities in Excess of Cash and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000245022 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%	[9]
C000245022 [Member] | Sumitomo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000245022 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000245022 [Member] | Marubeni Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000245022 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000245022 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000245022 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[9]
C000245022 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[9]
C000245022 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[9]
C000245022 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000245022 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[9]
C000245022 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245022 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245022 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000245022 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000245022 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245022 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000245022 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245022 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245022 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245022 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000245022 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000245022 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%	[10]
C000245023 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000245023 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[10]
C000245023 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[10]
C000245023 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[10]
C000245023 [Member] | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000245023 [Member] | Sumitomo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000245023 [Member] | NEC Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000245023 [Member] | Marubeni Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000245023 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000245023 [Member] | Hana Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000245023 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000245023 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245023 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000245023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000245023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000245023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000245023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000245023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245023 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000245023 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000245023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245023 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000245023 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000245023 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245023 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000245023 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000245023 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000245023 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245023 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000245023 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%	[11]
C000247849 [Member] | Bandhan Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[11]
C000247849 [Member] | Cartrade Tech Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000247849 [Member] | Hugel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[11]
C000247849 [Member] | Gold Circuit Electronics Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000247849 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000247849 [Member] | Radico Khaitan Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000247849 [Member] | InPost SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000247849 [Member] | Eugene Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000247849 [Member] | Legend Biotech Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000247849 [Member] | HD Hyundai Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000247849 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000247849 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247849 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247849 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000247849 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000247849 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247849 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000247849 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247849 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000247849 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000247849 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000247849 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247849 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247849 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000247849 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000247849 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000247849 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247849 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247849 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000247849 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247849 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247849 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247849 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247849 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%	[12]
C000247850 [Member] | Hongfa Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[12]
C000247850 [Member] | NetEase Cloud Music Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000247850 [Member] | Minth Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[12]
C000247850 [Member] | Wasion Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[12]
C000247850 [Member] | Tongcheng Travel Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[12]
C000247850 [Member] | Zhejiang Shuanghuan Driveline Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[12]
C000247850 [Member] | Atour Lifestyle Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[12]
C000247850 [Member] | ACM Research Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[12]
C000247850 [Member] | Yantai Jereh Oilfield Services Group Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[12]
C000247850 [Member] | China Everbright Environment Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
C000247850 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000247850 [Member] | Cash and other Assets Less Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247850 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247850 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000247850 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000247850 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247850 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000247850 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247850 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247850 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247850 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247850 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000247850 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247850 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247850 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000247850 [Member] | Cash and other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%

[1]	Excludes short-term securities, if any.
[2]	Excludes short-term securities, if any.
[3]	Excludes short-term securities, if any.
[4]	Excludes short-term securities, if any.
[5]	Excludes short-term securities, if any.
[6]	Excludes short-term securities, if any.
[7]	Excludes short-term securities, if any.
[8]	Excludes short-term securities, if any.
[9]	Excludes short-term securities, if any.
[10]	Excludes short-term securities, if any.
[11]	Excludes short-term securities, if any.
[12]	Excludes short-term securities, if any.